Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Asset retirement obligations	$ 6,908	$ 6,806	$ 5,861	$ 5,771
Lease liabilities	1,540	1,584
Share-based compensation	832	489	$ 160	$ 297
Transportation and processing contracts	159	241
Risk management	3	85
Other	92	127
Other liabilities	9,534	9,332
Less: current portion	1,373	948
Other long-term liabilities	$ 8,161	$ 8,384